REVENUE RECOGNITION - Summary of Disaggregation Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 65,975	$ 66,137	$ 70,921	$ 68,978	$ 67,933	$ 60,798	$ 55,352	$ 139,899	$ 116,150	$ 206,036	$ 184,084	$ 268,447	$ 248,435
IoT Connectivity
Disaggregation of Revenue [Line Items]
Total	43,244			43,053								173,162	164,610
Hardware Sales
Disaggregation of Revenue [Line Items]
Total	16,444			19,012								69,091	54,898
Hardware Sales - bill-and-hold
Disaggregation of Revenue [Line Items]
Total	2,197			2,422								10,736	5,357
Deployment services, professional services, referral services, and other
Disaggregation of Revenue [Line Items]
Total	$ 4,090			$ 4,491								$ 15,458	$ 23,570